Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of environmental loss contingencies [Table Text Block]
The following table summarizes the activity in our accrued environmental liability included in “Accrued liabilities” and “Other liabilities:”

	Year Ended December 31,
Millions of dollars	2022	2021
Beginning balance	$138	$133
Changes in estimates	5	25
Amounts paid	(12)	(14)
Foreign exchange effects	(4)	(5)
Other	—	(1)
Ending balance	$127	$138